Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,906,753	$ 293,063	¥ 2,982,510		¥ 2,132,924
Other current assets	255,680	39,297	88,776
Total current assets	4,036,092	620,338	4,732,528
Investment in subsidiaries and VIEs	968,622	148,875	539,177
Non-current deferred tax assets	72,654	11,167	55,727
Other non-current assets	125,871	19,349	38,647
Total Assets	6,494,854	998,247	5,956,489
Current liabilities
Convertible notes	487,973	75,000
Other current liabilities	489,389	75,218	334,694
Total current liabilities	1,823,327	280,241	1,575,711
Convertible notes			555,440
Other non-current liabilities	113,660	17,469	98,946
Total Liabilities	1,987,108	305,413	2,234,553
Shareholders' equity
Treasury stock (1,287,205 ordinary shares as of December 31, 2016 and 140,479 ordinary shares as of December 31, 2017)	(40,267)	(6,190)	(130,439)
Additional paid-in capital	1,372,838	211,001	1,226,216
Retained earnings	2,883,169	443,135	2,241,694
Accumulated other comprehensive income	213,424	32,809	(5,433)
Total shareholders' equity	4,429,260	680,770	3,332,137
Total Liabilities and Equity	6,494,854	998,247	5,956,489
Class A
Shareholders' equity
Ordinary shares	67	10	70
Class B
Shareholders' equity
Ordinary shares	29	5	29
Parent Company
Current assets
Cash and cash equivalents	612,867	94,196	364,864	$ 56,079	¥ 321,418	¥ 179,139
Due from subsidiaries and VIEs	93,740	14,408	504,907
Other current assets	16,144	2,481	32,822
Total current assets	722,751	111,085	902,593
Investment in subsidiaries and VIEs	4,212,127	647,392	3,000,711
Non-current deferred tax assets	1,368	210	2,795
Other non-current assets	650	101	694
Total Assets	4,936,896	758,788	3,906,793
Current liabilities
Convertible notes	487,973	75,000
Other current liabilities	13,660	2,100	10,443
Total current liabilities	501,633	77,100	10,443
Convertible notes			555,440
Other non-current liabilities	6,003	918	8,773
Total Liabilities	507,636	78,018	574,656
Shareholders' equity
Treasury stock (1,287,205 ordinary shares as of December 31, 2016 and 140,479 ordinary shares as of December 31, 2017)	(40,267)	(6,190)	(130,439)
Additional paid-in capital	1,372,838	211,001	1,226,216
Retained earnings	2,883,169	443,135	2,241,694
Accumulated other comprehensive income	213,424	32,809	(5,433)
Total shareholders' equity	4,429,260	680,770	3,332,137
Total Liabilities and Equity	4,936,896	758,788	3,906,793
Parent Company | Class A
Shareholders' equity
Ordinary shares	67	10	70
Parent Company | Class B
Shareholders' equity
Ordinary shares	¥ 29	$ 5	¥ 29